INCOME TAXES (Details - Schedule of provision for income taxes) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 21%	$ (1,261,869)	$ (1,416,961)
State income taxes	(216,321)	(242,908)
Non-deductible expenses	64,553	135,152
Change in valuation allowance	1,413,637	1,524,717
Total provision for income tax	$ 0	$ 0